Other Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Intangibles

5. Other Intangibles:

Intangible assets are amortized over their useful lives and are subject to impairment testing. The values assigned to intangible assets in connection with the Paulin Acquisition were determined by management pending independent appraisal. The Paulin intangible asset values may be adjusted by management for any changes upon completion of the independent appraisal. Other intangibles, net as of March 31, 2013 and December 31, 2012 consist of the following:

	Estimated Useful Life (Years)	March 31, 2013	December 31, 2012
Customer relationships	20	$342,460	$328,382
Trademarks—All Others	Indefinite	54,339	49,413
Trademarks—TagWorks	5	240	240
Patents	5-20	20,250	20,250
Quick Tag license	6	11,500	11,500
Laser Key license	5	1,250	1,250
KeyWorks license	10	4,100	4,100
Non-compete agreements	5-10	4,450	4,450
Lease agreement	0.5	240	240

Intangible assets, gross		438,829	419,825
Less: Accumulated amortization		58,670	53,181

Other intangibles, net		$380,159	$366,644

Intangible assets are amortized over their useful lives. The amortization expense for amortizable assets was $5,446 and $5,471 for the three month periods ended March 31, 2013 and 2012, respectively. The amortization expense for amortizable assets for the year ended December 31, 2013 is estimated to be $22,134. For the years ended December 31, 2014, 2015, 2016, 2017, and 2018, the amortization expense for amortizable assets is estimated to be $22,248, $21,587, $19,656, $18,802 and $18,802, respectively.

8.	Other Intangibles:

Intangible assets are amortized over their useful lives and are subject to impairment testing. The values assigned to intangible assets in connection with the Merger Transaction and the acquisitions of Servalite, TagWorks and Ook were determined through separate independent appraisals. In connection with the Merger Transaction, the Company acquired the Quick-Tag™ license for consideration amounting to $11,500. Other intangibles, net as of December 31, 2012 and 2011 consist of the following:

	Estimated Useful Life (Years)	December 31, 2012	Estimated Useful Life (Years)	December 31, 2011
Customer relationships	20	$328,382	20	$326,200
Trademarks—All Others	Indefinite	49,413	Indefinite	49,660
Trademarks—TagWorks	5	240	5	240
Patents	5-20	20,250	5-20	20,200
Quick Tag license	6	11,500	6	11,500
Laser Key license	5	1,250	5	1,250
KeyWorks license	10	4,100	10	4,100
Non compete agreements	5-10	4,450	5.5-10	4,200
Lease agreement	0.5	240	0.5	240

Intangible assets, gross		419,825		417,590
Less: Accumulated amortization		53,181		31,388

Other intangibles, net		$366,644		$386,202

The Predecessor Company’s amortization expense for amortizable assets was $2,678 for the five months ended May 28, 2010. The Successor Company’s amortization expense for amortizable assets was $21,752, $20,717 and $10,669 for the years ended December 31, 2012 and 2011 and the seven months ended December 31, 2010, respectively. For the years ending December 31, 2013, 2014, 2015, 2016 and 2017, the Successor’s amortization expense for amortizable assets is estimated to be $21,544, $21,544, $20,883, $18,952 and $18,098, respectively.